Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 128	$ 0
Investment contract liabilities	3,265	3,126
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	128	0
Investment contract liabilities	2,355
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	130	$ 0
Investment contract liabilities	$ 2,588